Subsequent event	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Subsequent event
21.	Subsequent event:

In February 2025, the Company closed a “bought deal” Listed Issuer Financing Exemption offering and concurrent private placement issuing a total of 5,304,225 Class A common shares at a price of C$2.25 for aggregate gross proceeds of C$11,935.